TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	US Dollars
Figures in millions	2023	2022	2021
		Restated (3) (4)	Restated (3) (4)

Financial liabilities
Trade payables	464	391	406
Accruals (1)	128	151	67
Derivative financial liabilities	15	6	—

Non financial liabilities
Employee related payables (1)	114	116	122
Other payables (2)	51	3	5

Total trade and other payables	772	667	600
Current trade and other payables are non-interest bearing and are normally settled within 60 days.
(1) Employee related payables and short-term provisions, which were previously reported as part of accruals, are now being reported separately as these are considered non financial liabilities. Short-term provisions are presented separately on the statement of financial position. Comparative figures have been reclassified.
(2) Includes landholder duties of $49m in respect of the corporate restructuring, which are expected to be settled in 2024.
(3)Short-term provisions of $43m for 2022 and $47m for 2021 were previously reported as part of trade and other payables and are now reported as part of environmental rehabilitation and other provisions on the statement of financial position.
(4)Comparative periods have been retrospectively restated. Refer to note 1.3.
.